8. TRANSACTIONS INVOLVING RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
8. TRANSACTIONS INVOLVING RELATED PARTIES

NOTE 8: TRANSACTIONS INVOLVING RELATED PARTIES

Loan Facilities

On November 16, 2016, the Company, through its subsidiary, Poseidon Navigation Corp., signed a Facility Letter with Mr. Antonios Bertsos, the Company’s Chief Executive Officer, Chief Financial Officer and member of Board of Directors, relating to a short-term credit facility of $300,000. The facility was payable by the Company in one balloon payment on June 18, 2017. Borrowings under this facility bore an interest rate of 3% and were due and payable on June 18, 2017. On March 7, 2018, it was agreed the due date to be extended up to December 31, 2018. All other terms remained the same. As of December 31, 2017, and 2016, the accrued interest of the loan was $10,085 and $1,150, respectively, and are included in accrued interest in the consolidated balance sheets. As of December 31, 2017, and 2016, the outstanding balance of the loan was $300,000.

On June 6, 2017, the Company, through its subsidiary, Poseidon Navigation Corp., signed a second Facility Letter with Mr. Antonios Bertsos, relating to a short-term credit facility of $200,000. The facility is payable by the Company in one balloon payment on December 31, 2018. Borrowings under this facility bore an interest rate of 3% and are due and payable on December 31, 2018. As of December 31, 2017, the accrued interest of the loan was $3,337, and is included in accrued interest in the consolidated balance sheets. As of December 31, 2017, the outstanding balance of the loan was $200,000.

Other Transactions

	As of December 31,	As of December 31,
	2017	2016
Antonios Bertsos	$47,604	$—
Mim Maritime Inc. (Guarantee)	538,572	—
Non executive directors (Annual compensation - cash portion)	16,000	—
Mim Maritime Inc. (as Manager)	157,239	—
	$759,415	$—

As of December 31, 2017, Mr. Antonios Bertsos has provided to the Company an aggregate amount of $47,604, which is presented in the consolidated balance sheets under due to related parties and is expected to be repaid during 2018.

In December 2017, the Company was involved in an unlawful arrest of its Vessel in India by Zatrix Limited (refer to Note 11). In December 2017, the Company paid $538,572 as a guarantee to lift the arrest of the Vessel. The amount paid as guarantee of $538,572, was provided to the Company from Mim Maritime Inc. and is included in due to related parties in the consolidated balance sheets.

On March 3, 2017 Mr. William Corbett joined the Company’s Board of Directors. The annual compensation of the non-employee director will be $100,000 per annum, payable $20,000 in cash and $80,000 in restricted shares of Common Stock (refer to Note 12). No cash payment performed during 2017 and the balance is presented in the consolidated balance sheets under due to related parties and is expected to be repaid during 2018.

On August 29, 2017, the Company, through its subsidiary, Poseidon Navigation Corp., signed a ship management agreement with an affiliated company, Mim Maritime Inc. (the “Manager”), for an agreed annual management fee of $182,500. The Company’s controlling shareholder also controls the Manager. Management fees to Manager in 2017 amounted to $62,500, which are presented under management fees in the consolidated statements of operations. As of December 31, 2017, the Company owes the Manager an amount of $157,239 for payments of operating and other expenses. This amount is presented in the consolidated balance sheets under due to related parties and is expected to be repaid during 2018.